1875 K Street, N.W. Washington, DC 20006 Tel: 202 303 1000 Fax: 202 303 2000

February 17, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust (the “Trust”)

(Securities Act File No. 333-92935

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 2,620

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 2,620 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust:

iShares iBonds Dec 2029 Term Muni Bond ETF (the “Fund”)

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act for the sole purpose of adding a new series to the Trust, and it will become automatically effective 75 days after the filing.

The following information is provided to assist the Staff of the Commission (the “Staff”) in its review of the Registration Statement.

(1) Investment Objectives and Policies

The Fund seeks to track the investment results of the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2029 IndexTM (the “Underlying Index”), which is a market-value-weighted index that seeks to measure the performance of investment-grade (as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”)), tax-exempt, U.S. municipal bonds, reducing callable bonds before 2029, and only including non-callable bonds maturing in 2029. As of December 1, 2022, there were 8,201 issues in the Underlying Index. The Underlying Index includes municipal bonds from issuers that are U.S. state, federal district (the District of Columbia), or local government or agency such that the interest on the bonds is exempt from U.S. federal income taxes and the federal alternative minimum tax (“AMT”). Bonds issued by

BRUSSELS    CHICAGO    FRANKFURT     HOUSTON    LONDON    LOS ANGELES    MILAN

NEW YORK    PALO ALTO    PARIS    ROME    SAN FRANCISCO    WASHINGTON

Securities and Exchange Commission

February 17, 2023

U.S. territories and the Commonwealth of Puerto Rico are excluded from the Underlying Index. Each bond must have a rating of at least BBB- by S&P Global Ratings, Baa3 by Moody’s Investors Service, Inc., or BBB- by Fitch Ratings, Inc. and must have a minimum maturity par amount of $2 million to be eligible for inclusion in the Underlying Index. To remain in the Underlying Index, bonds must maintain a minimum par amount greater than or equal to $2 million as of each rebalancing reference date. All non-callable bonds in the Underlying Index will mature or be redeemed after December 31, 2028 and before December 2, 2029. Callable bonds are eligible subject to the following: (i) a final maturity date after December 31, 2028 and before December 2, 2029, and a next call date no sooner than two years prior to final maturity; or (ii) a final maturity up to four years after the index maturity year, if the next call date is within the index maturity range. Prior to the Underlying Index year of maturity, redeemed bonds are represented as cash until the subsequent monthly rebalancing date during which eligible bonds are added to the Underlying Index. In the Underlying Index year of maturity, bonds that mature or are pre-refunded in their respective year of maturity do not accrue interest past the maturity or pre-refund date. A bond is “pre-refunded” when the bond has been refunded to a call date prior to maturity. In other words, a holder of a “pre-refunded” bond receives all payments of interest and principal back on an earlier date then the stated maturity date of the bond. All payments related to the maturity or pre-refunding of a bond are reinvested in tax-exempt cash or cash equivalents for the duration of each month.

Outside of five years prior to the term of the Fund, the Underlying Index will be market value weighted. Five years prior to the term of the Fund, monthly rebalances occurring in rolling two year periods will remove bonds with a maturity year outside the term of the Fund from the Underlying Index. Such rebalancing will begin with those bonds whose effective maturity date is furthest from that of the Underlying Index. Each two year period will remove bonds scheduled to mature in a specific year outside the term of the Fund. For example, bonds scheduled to mature in 2033 will be removed from the Underlying Index over the course of a two year period beginning in January 2024. As a result, as of January 1, 2029, the Underlying Index will not contain bonds with an effective maturity date later than December 2, 2029.

The Fund is a series of the iShares iBonds® fixed maturity series of bond exchange-traded funds (“ETFs”) sponsored by BlackRock, Inc. (“BlackRock”). The iBonds® fixed maturity series do not invest in U.S. savings bonds or other U.S. government bonds (except to the extent the funds hold cash equivalent instruments consistent with their investment objectives) and are not designed to provide protection against inflation. The Fund does not invest in U.S. federal government agency bonds.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

Securities and Exchange Commission

February 17, 2023

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration (i.e., a security’s price sensitivity to a change in interest rates), maturity or credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund will invest at least 80% of its assets in the component securities of the Underlying Index, and the Fund will invest at least 90% of its assets in fixed income securities of the types included in the Underlying Index that BFA believes will help the Fund track the Underlying Index, in each case except during the last months of the Fund’s operations, as described below. The Fund will invest no more than 10% of its assets in futures, options and swaps contracts that BFA believes will help the Fund track the Underlying Index as well as in fixed income securities other than the types included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund will generally hold municipal bond securities issued by state and local municipalities whose interest payments are exempt from U.S. federal income tax, the federal AMT and the federal Medicare contribution tax of 3.8% on “net investment income,” including dividends, interest and capital gains. In the last months of operation, as the bonds held by the Fund mature, the proceeds will not be reinvested in bonds but instead will be held in cash and cash equivalents, including, without limitation, shares of money market funds advised by BFA or its affiliates, AMT-free tax-exempt municipal notes, variable rate demand notes and obligations, tender option bonds and municipal commercial paper. These cash equivalents may not be included in the Underlying Index. By December 2, 2029, the Underlying Index is expected to consist entirely of cash earned in this manner. Around the same time, the Fund will wind up and terminate, and its net assets will be distributed to then-current shareholders. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. The Fund should not be confused with a target date fund, which has assets that are managed according to a particular investment strategy that converts fund assets to conservative investments over time.

The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

(2) Changes from Recent Filings

The Fund’s description of its investment strategy and risk factors are specific to this Fund.

The Amendment follows the general format used by previous filings of the Trust in accordance with the revised Form N-1A, for example, Post-Effective Amendment No. 2,587, filed pursuant to Rule 485(a)(2) on September 29, 2022, relating to iShares Future Metaverse Tech and Communications ETF (“PEA 2,587”), which became effective on January 31, 2023.

Securities and Exchange Commission

February 17, 2023

(3) Prior Filings with Similar Disclosure

Much of the disclosure in the Amendment is substantially similar to that in previous filings submitted by the Trust and reviewed by the Staff. In particular, we invite your attention to PEA 2,587. The substantially similar sections are as follows:

In the Prospectus:

“More Information About the Fund,” “Portfolio Holdings Information,” “Management – Investment Adviser,” “Management – Administrator, Custodian and Transfer Agent,” “Management – Conflicts of Interest,” “Shareholder Information – Buying and Selling Shares,” “Shareholder Information – Book Entry,” “Shareholder Information – Share Prices,” “Shareholder Information – Householding,” “Distribution,” and “Financial Highlights.”

In the Statement of Additional Information:

“General Description of the Trust and the Fund,” “Exchange Listing and Trading,” “Proxy Voting Policy,” “Portfolio Holdings Information,” “Continuous Offering,” “Investment Advisory, Administrative and Distribution Services – Investment Adviser,” “Investment Advisory, Administrative and Distribution Services – Portfolio Manager,” “Investment Advisory, Administrative and Distribution Services – Code of Ethics,” “Investment Advisory, Administrative and Distribution Services,” “Determination of Net Asset Value,” “Additional Information Concerning the Trust,” “Creation and Redemption of Creation Units,” “Taxes,” “Financial Statements,” and “Miscellaneous Information.”

*        *         *

The operations of the Fund, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff. 1

If you have any questions or need further information, please call me at (202) 303-1124.

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).

Securities and Exchange Commission

February 17, 2023

Sincerely,

/s/ Benjamin J. Haskin

Benjamin J. Haskin

cc:

Michael Gung

George Rafal

Toree Ho

Jakob Edson